Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Line Items]
Intangible assets, net	$ 1,570,223	$ 1,649,953	[1]	$ 1,743,882
Acquisition Cost
Intangible Assets, Net [Line Items]
Intangible assets, net	1,891,360	1,883,780		1,878,269	$ 433,803
Accumulated Depreciation
Intangible Assets, Net [Line Items]
Intangible assets, net	$ (321,137)	$ (233,827)		$ (134,387)

[1]	Details of the restatement are shown in note 2b.